                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-00242

                          IXIS Advisor Funds Trust II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1 SCHEDULE OF INVESTMENTS

      HARRIS ASSOCIATES LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

 Shares   Description                                 Value (+)
--------- ----------------------------------------- ------------
Common Stocks -- 97.9% of Net Assets

          Aerospace & Defense -- 4.4%
   90,400 Honeywell International, Inc.             $  3,697,360
  161,900 Raytheon Co.                                 7,772,819
                                                    ------------
                                                      11,470,179
                                                    ------------
          Athletic Footwear -- 1.7%
   49,400 Nike, Inc., Class B                          4,328,428
                                                    ------------
          Banks -- 2.2%
   84,300 Mellon Financial Corp.                       3,296,130
   73,900 U.S. Bancorp                                 2,454,958
                                                    ------------
                                                       5,751,088
                                                    ------------
          Beverages -- 2.0%
   60,400 Coca-Cola Co. (The)                          2,698,672
   36,100 Diageo PLC, Sponsored ADR                    2,564,544
                                                    ------------
                                                       5,263,216
                                                    ------------
          Chemicals -- 1.9%
  129,700 Dow Chemical Co. (The)                       5,055,706
                                                    ------------
          Computers -- 10.4%
  446,300 Dell, Inc.(a)                               10,193,492
  312,200 Hewlett-Packard Co.                         11,454,618
1,115,700 Sun Microsystems, Inc.(a)                    5,545,029
                                                    ------------
                                                      27,193,139
                                                    ------------
          Diversified Financial Services -- 13.8%
  141,100 American Express Co.                         7,912,888
  149,000 Citigroup, Inc.                              7,400,830
  220,400 JPMorgan Chase & Co.                        10,349,984
  141,500 Morgan Stanley                              10,316,765
                                                    ------------
                                                      35,980,467
                                                    ------------
          Health Care - Products -- 1.8%
   28,100 Baxter International, Inc.                   1,277,426
   50,800 Johnson & Johnson                            3,298,952
                                                    ------------
                                                       4,576,378
                                                    ------------
          Home Builders -- 1.8%
   43,000 Lennar Corp., Class A                        1,945,750
   87,200 Pulte Homes, Inc.(c)                         2,778,192
                                                    ------------
                                                       4,723,942
                                                    ------------
          Household Products & Wares -- 2.0%
   69,300 Fortune Brands, Inc.                         5,205,123
                                                    ------------
          Insurance -- 1.8%
   57,900 Aflac, Inc.                                  2,649,504
   32,200 MGIC Investment Corp.                        1,931,034
                                                    ------------
                                                       4,580,538
                                                    ------------
          Leisure Time -- 6.1%
  211,500 Carnival Corp.                               9,946,845
   96,300 Harley-Davidson, Inc.(c)                     6,042,825
                                                    ------------
                                                      15,989,670
                                                    ------------
          Media -- 12.3%
   47,010 Liberty Media Corp. - Capital Series A(a)    3,928,626
  630,000 Time Warner, Inc.                           11,484,900
  274,400 Viacom, Inc., Class B(a)                    10,202,192
  203,000 Walt Disney Co. (The)                        6,274,730
                                                    ------------
                                                      31,890,448
                                                    ------------
          Miscellaneous - Manufacturing -- 4.2%
  389,600 Tyco International, Ltd.                    10,904,904
                                                    ------------
          Office & Business Equipment -- 1.0%
  168,700 Xerox Corp.(a)                               2,624,972
                                                    ------------
          Pharmaceuticals -- 3.2%
   49,100 Abbott Laboratories                          2,384,296
  272,500 Schering-Plough Corp.                        6,019,525
                                                    ------------
                                                       8,403,821
                                                    ------------
          Restaurants -- 5.0%
  330,500 McDonald's Corp.                            12,929,160
                                                    ------------
          Retail -- 7.3%
  209,200 Home Depot, Inc. (The)                       7,587,684
   71,800 Limited Brands, Inc.                         1,901,982
  192,000 Wal-Mart Stores, Inc.                        9,469,440
                                                    ------------
                                                      18,959,106
                                                    ------------
          Savings & Loans -- 3.5%
  206,900 Washington Mutual, Inc.                      8,993,943
                                                    ------------
          Semiconductors -- 7.2%
  579,200 Intel Corp.                                 11,914,144
  209,100 Texas Instruments, Inc.                      6,952,575
                                                    ------------
                                                      18,866,719
                                                    ------------
          Transportation -- 4.3%
  125,900 Union Pacific Corp.                         11,079,200
                                                    ------------
          Total Common Stocks
          (Identified Cost $215,572,696)             254,770,147
                                                    ------------

Investments as of September 30, 2006 (Unaudited)

Shares/
Principal
Amount     Description
---------- -----------------------------------------------------------------------------------------
Short-Term Investments -- 5.0%
 6,308,213 State Street Navigator Securities Lending Prime Portfolio(d)                                 6,308,213
$6,734,671 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2006 at
           3.450% to be repurchased at $6,736,607 on 10/2/2006, collateralized by $6,900,000 U.S.
           Treasury Note, 4.000% due 6/15/2009 valued at $6,953,033(e)                                  6,734,671
                                                                                                     ------------
           Total Short-Term Investments
           (Identified Cost $13,042,884)                                                               13,042,884
                                                                                                     ------------
           Total Investments -- 102.9%
           (Identified Cost $228,615,580)(b)                                                          267,813,031
           Other assets less liabilities--(2.9)%                                                       (7,529,530)
                                                                                                     ------------
           Total Net Assets -- 100%                                                                  $260,283,501
                                                                                                     ============

(+) Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

Investments as of September 30, 2006 (Unaudited)

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

    At September 30, 2006, the net unrealized appreciation on investments based on cost of $228,615,580 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost.                                   $45,869,190

    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over value.                                  (6,671,739)
                                                     -----------
    Net unrealized appreciation                      $39,197,451
                                                     -----------

    At December 31, 2005, the Fund had a capital loss carryover of approximately $109,993,224 of which $75,393,915 expires on December 31, 2009, $24,633,843 expires on December 31, 2010 and $9,965,466 expires on
    December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at September 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2006 were $6,087,471 and $6,308,213.

(d) Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

                       HOLDINGS AT SEPTEMBER 30, 2006 AS
                          A PERCENTAGE OF NET ASSETS

                Diversified Financial Services             13.8%
                Media                                      12.3
                Computers                                  10.4
                Retail                                      7.3
                Semiconductors                              7.2
                Leisure Time                                6.1
                Restaurants                                 5.0
                Aerospace & Defense                         4.4
                Transportation                              4.3
                Miscellaneous - Manufacturing               4.2
                Savings & Loan                              3.5
                Pharmaceuticals                             3.2
                Banks                                       2.2
                Beverages                                   2.0
                Household Products & Wares                  2.0
                Other, less than 2% each                   10.0

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    IXIS Advisor Funds Trust II

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  November 28, 2006

                                    By:    /s/ Michael C. Kardok
                                           -------------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  November 28, 2006